Concentration Of Credit Risks - Schedule of Concentration Risk (Details) - IoT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Multinational Electronics Contract Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk	4.00%	15.00%	14.00%
Multinational Electronics Contract Manufacturing Company | Receivables
Concentration Risk [Line Items]
Concentration risk	6.00%	14.00%
Trade accounts receivable	$ 253	$ 739
International Equipment and Software Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	0.00%	6.00%	5.00%
International Equipment and Software Manufacturer | Receivables
Concentration Risk [Line Items]
Concentration risk	0.00%	18.00%
Trade accounts receivable		$ 944
International Digital Identity Security Provider | Revenue
Concentration Risk [Line Items]
Concentration risk	0.00%	12.00%	9.00%
International Digital Identity Security Provider | Receivables
Concentration Risk [Line Items]
Concentration risk	0.00%	0.00%
International Software Services Provider | Revenue
Concentration Risk [Line Items]
Concentration risk	2.00%	8.00%	6.00%
International Software Services Provider | Receivables
Concentration Risk [Line Items]
Concentration risk	3.00%	13.00%
Trade accounts receivable	$ 137	$ 686
International Telecommunication Company | Revenue
Concentration Risk [Line Items]
Concentration risk	33.00%	5.00%	3.00%
International Telecommunication Company | Receivables
Concentration Risk [Line Items]
Concentration risk	42.00%	12.00%
Trade accounts receivable	$ 1,804	$ 628
Multinational Telecommunication Hardware Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk	0.00%	4.00%	5.00%
Multinational Telecommunication Hardware Manufacturing Company | Receivables
Concentration Risk [Line Items]
Concentration risk	0.00%	11.00%
Trade accounts receivable		$ 590